Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Apr. 29, 2022
Related Party Transaction [Line Items]
Management fees	$ 1,790,368
Transfer agent fees	0
Custody fees	6,129
Chief compliance and principal financial officer fees	112,742
Reimbursement balance of organization costs	$ 65,767
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Percentages of shares owned	14.75%
Special Purpose Vehicles [Member]
Related Party Transaction [Line Items]
Management fees	$ 0
Adviser [Member]
Related Party Transaction [Line Items]
Percentage of management fee		2.00%
Percentage of management fee payable quarter		0.625%
Percentage of management fee payable annualized		2.50%